Loans Held for Investment - by Region (Details)	Dec. 31, 2013	Dec. 31, 2012
Loans held for investment by Region [Line Items]
Percentage of Loans concentrated in major states	37.84%	38.57%
California
Loans held for investment by Region [Line Items]
Percentage of Loans held in state	9.75%	9.12%
New York
Loans held for investment by Region [Line Items]
Percentage of Loans held in state	9.30%	10.04%
Pennsylvania
Loans held for investment by Region [Line Items]
Percentage of Loans held in state	7.47%	7.59%
New Jersey
Loans held for investment by Region [Line Items]
Percentage of Loans held in state	6.19%	6.47%
Illinois
Loans held for investment by Region [Line Items]
Percentage of Loans held in state	5.13%	5.35%